UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	RULE 15Ga-1(c)(1) UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1(c)(1)) FOR THE REPORTING PERIOD TO

☐	RULE 15Ga-1(c)(2)(i) UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1(c)(2)(i)) FOR THE QUARTERLY REPORTING PERIOD TO

☒	RULE 15Ga-1(c)(2)(ii) UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1(c)(2)(ii)) FOR THE ANNUAL REPORTING PERIOD JANUARY 1, 2013 TO DECEMBER 31, 2013

Date of Report (Date of earliest event reported) February 14, 2014

AMERICREDIT FINANCIAL SERVICES, INC.1

(Exact name of securitizer as specified in its charter)

025-00427	0001002761
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Frank E. Brown III,

Senior Vice President, Corporate Counsel and Secretary

(817) 302-7521

Name and telephone number, including area code,

of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	AmeriCredit Financial Services, Inc., as securitizer, is filing this Form ABS-15G on behalf of itself and all of its affiliated securitizers in respect of all asset-backed securities backed by automobile loans, automobile leases and commercial dealer loans that were sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2014	AMERICREDIT FINANCIAL SERVICES, INC. (Securitizer)

	By:	/s/ Chris A. Choate
	Name:	Chris A. Choate
	Title:	Executive Vice President, Chief Financial Officer and Treasurer